TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 31,254	$ 88,528
Intra-entity transfer of certain intangible assets (*)	18,798	0
Operating leases liabilities	24,398
Share based payments	19,017	21,631
Research and development costs	3,645	3,473
Reserves, allowances and other	31,090	21,838
Deferred tax assets before valuation allowance	128,202	135,470
Valuation allowance	(9,145)	(11,211)
Deferred tax assets	119,057	124,259
Deferred tax liabilities:
Acquired intangibles	(87,711)	(126,318)
Operating lease right-of-use assets	(20,357)
Acquired deferred revenue	(760)	(2,033)
Internal Use Software and other Fixed Assets	(14,779)	(15,677)
Prepaid Compensation Expenses	(17,446)	(12,062)
Deferred tax liabilities	(141,053)	(156,090)
Deferred tax liabilities, net	(21,996)	(31,831)
Deferred tax assets	30,513	12,309
Deferred tax liabilities	$ (52,509)	$ (44,140)